TAXES ON INCOME (Schedule of Income (Loss) Before Taxes on Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Domestic	$ (14,021)	$ 1,644	$ 4,294
Foreign	3,689	(24,459)	(6,575)
Income (loss) before income taxes	$ (10,332)	$ (22,815)	$ (2,281)